FINANCIAL INSTRUMENTS - Notional and Fair Values of All Derivative Instruments (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Assets
Total assets	$ 104,420	$ 167,733
Liabilities
Total liabilities	114,741	187,485
Total fair value	(10,321)	(19,752)
Total notional value	13,390,031	11,095,604
Cash Flow Hedges | Other current assets
Assets
Total assets	52,995	89,867
Cash Flow Hedges | Other non-current assets
Assets
Total assets	44,739	69,209
Cash Flow Hedges | Other accrued liabilities
Liabilities
Total liabilities	50,020	61,156
Cash Flow Hedges | Other non-current liabilities
Liabilities
Total liabilities	26,076	42,537
Other Derivatives | Other current assets
Assets
Total assets	6,686	8,657
Other Derivatives | Other accrued liabilities
Liabilities
Total liabilities	$ 38,645	$ 83,792